Financial Instruments - Schedule of Value of the Telesat Financing Warrants (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 CAD ($)
Schedule of Value of the Telesat Financing Warrants [Line Items]
Beginning balance	$ 832,432
Change in fair value	487,746
Impact of foreign exchange	(23)
Ending balance	1,320,155
Government of Canada [Member]
Schedule of Value of the Telesat Financing Warrants [Line Items]
Beginning balance	701,340
Change in fair value	410,936
Impact of foreign exchange	(19)
Ending balance	1,112,257
Government of Quebec [Member]
Schedule of Value of the Telesat Financing Warrants [Line Items]
Beginning balance	131,092
Change in fair value	76,810
Impact of foreign exchange	(4)
Ending balance	$ 207,898